UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James  Ash

             Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  6/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012

Par Value		BONDS & NOTES - 61.5%		Coupon Rate (%)	Maturity		Value
		AGENCY COLLATERAL CMO - 1.2%
3,527,244		Government National Mortgage Association 2011-H21 HI (a)		1.7960	11/20/2061		$ 287,823

		AIRLINES - 2.8%
695,000		Continental Airlines 2012-1 Class B Pass Thru Trusts		6.2500	4/11/2020		701,950

		AUTOMOBILE ABS - 16.5%
97,788		Ally Auto Receivables Trust 2012-3 A1		0.3390	6/17/2013		97,819
270,000		AmeriCredit Automobile Receivables Trust 2010-1 B		3.7200	11/17/2014		273,122
92,098		AmeriCredit Automobile Receivables Trust 2010-4 A2		0.9600	5/8/2014		92,127
11,082		AmeriCredit Automobile Receivables Trust 2009-1 A3		3.0400	10/15/2013		11,096
90,000		CarMax Auto Owner Trust 2012-2 A1		0.2920	6/17/2013		90,028
1,000,000		Chesapeake Funding 2012-1A A (a,b)		0.9960	11/7/2023		1,000,000
214,212		DT Auto Owner Trust 2011-2A A (b)		0.9600	1/15/2014		214,280
33,306		DT Auto Owner Trust 2009-1 B (b)		5.9200	10/15/2015		33,602
75,736		Ford Credit Auto Lease Trust 2011-B A1 (b)		0.4800	11/15/2012		75,736
15,000		Honda Auto Receivables Owner Trust 2011-3 A2		0.6700	4/21/2014		15,010
346,715		Huntington Auto Trust 2012-1 A1		0.3420	3/15/2013		347,053
100,000		Hyundai Auto Lease Securitization Trust 2012-A A1 (b)		0.3840	6/17/2013		100,031
35,040		Nissan Auto Receivables Owner Trust 2009-1 A3		5.0000	9/15/2014		35,139
825,381		Santander Drive Auto Receivables Trust 2010-2 A2		0.9500	8/15/2013		825,639
307,311		Santander Drive Auto Receivables Trust 2011-2 A2		1.0400	4/15/2014		307,599
235,000		Santander Drive Auto Receivables Trust 2012-4 A1		0.4320	7/15/2013		235,000
99,548		Santander Drive Auto Receivables Trust 2011-1 A2		0.9400	2/18/2014		99,579
90,243		Santander Drive Auto Receivables Trust 2010-B A2 (b)		1.0100	7/15/2013		90,271
65,000		Volkswagen Auto Lease Trust 2012-A A1		0.3320	6/20/2013		65,020
100,000		World Omni Automobile Lease Securitization Trust 2012-A A1		0.3280	6/17/2013		100,031
							4,108,182
		BANKS - 4.1%
270,000		BB&T Capital Trust I		5.8500	8/18/2035		270,675
320,000		Eksportfinans ASA		2.3750	5/25/2016		284,000
400,000		Lloyds Banking Group PLC (a,b)		6.6570	Perpetual		259,500
225,000		Wachovia Capital Trust III (a)		5.5700	Perpetual		214,875
							1,029,050
		COMMERCIAL MBS - 1.1%
100,000		Bear Stearns Commercial Mortgage Securities 2001-TOP D (a,b)		6.9400	2/15/2035		98,947
51,864		Chase Commercial Mortgage Securities Corp. 1998-1 F (a,b)		6.5600	5/18/2030		52,828
115,000		Merrill Lynch Mortgage Investors, Inc. 1998-C3 E (a)		7.0080	12/15/2030		119,789
							271,564
		DIVERSIFIED FINANCIAL SERVICES - 2.8%
700,000		International Lease Finance Corp.		4.8750	4/1/2015		699,125

		ELECTRIC - 3.9%
1,250,000		Enel Finance International NV (b)		6.0000	10/7/2039		973,938

		INSURANCE - 2.9%
665,000		Genworth Financial, Inc.(a)		6.1500	11/15/2066		382,375
255,000		MetLife, Inc.		10.7500	8/1/2039		356,363
350,000		Sirius International Group Ltd. (a,b)		7.5060	Perpetual		335,675
							1,074,413
		OIL & GAS - 1.5%
330,000		Petrohawk Energy Corp.		7.2500	8/15/2018		372,672

		REGIONAL(STATE/PROVINCE) - 1.2%
275,000		Province of Ontario Canada		4.0000	6/2/2021		298,640

		STUDENT LOAN ABS - 2.8%
400,000		SLM Student Loan Trust 2011-B A2 (b)		3.7400	2/15/2029		413,212
280,000		SLM Student Loan Trust 2011-B A2 (b)		3.8300	2/9/2012		288,138
							701,350
		TELECOMMUNICATIONS - 0.6%
150,000		Digicel Group Ltd. (b)		9.1250	1/15/2015		151,875

		U.S. GOVERNMENT & AGENCY - 20.1%
1,000,000		Federal Home Loan Banks (e,d)		1.7500	3/8/2013		1,010,180
4,000,000		United States Treasury Notes		0.6250	2/28/2013		4,011,564
							5,021,744

		TOTAL BONDS & NOTES (Cost - $15,629,375)					15,692,326

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Principal Amount ($)				Yield (d)	Maturity		Value
		DISCOUNT NOTES - 24.0%
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS
1,000,000		Federal Home Loan Bank (e)		0.1296	7/12/2012		$ 999,957
1,000,000		Federal Home Loan Bank (e)		0.1496	8/3/2012		999,858
1,000,000		Federal Home Loan Mortgage Corp. (e)		0.1496	8/8/2012		999,837
2,000,000		Federal Home Loan Mortgage Corp. (e)		0.1038	8/27/2012		1,999,720
1,000,000		United States Treasury Bill		0.1442	11/15/2012		999,444
		TOTAL DISCOUNT NOTES (Cost $5,998,758)					5,998,816

Shares				Dividend Rate (%)
		PREFERRED STOCKS - 2.6%
		BEVERAGES - 1.3%
12,779		Glacier Water Trust I		9.0625	1/31/2028		323,948
		TOTAL PREFERRED STOCKS (Cost - $308,384)

		EXCHANGE TRADED FUNDS - 3.4%
		DEBT FUNDS - 3.4%
29,671		Guggenheim BulletShares 2012 Corporate Bond ETF					607,520
9,235		Guggenheim BulletShares 2012 High Yield Corporate Bond ETF					235,167
		TOTAL EXCHANGE TRADED FUNDS (Cost - $841,523)					842,687

		SHORT-TERM INVESTMENTS - 29.5%
		MONEY MARKET FUNDS - 5.5%
1,161,212		HighMark 100% US Treasury Money Market Fund (c)		0.0011			1,161,212
200,508		HighMark Diversified Money Market Fund (c)		0.0060			200,508
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,361,720)					1,361,720

		TOTAL INVESTMENTS - 97.0% (Cost - $24,139,760) (f)					$ 24,219,497
		ASSETS LESS OTHER LIABILITIES - 3.0%					735,185
		NET ASSETS - 100.0%"					$ 24,954,682

		CMO - Collateralized Mortgage Obligation
		ABS - Asset back Security
		MBS - Mortgage Backed Security
	(a)	Variable rate security - interest rate subject to periodic change.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be
		resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2012, these
		securities amounted to $4,088,033 or 16.4% of net assets.
	(c)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
	(d)	Represents annualized yield at date of purchase.
	(e)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the
		U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corp. currently operates
		under a federal conservatorship.
	(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
		is substantially the same and differs from market value by net unrealized appreciation (depreciation)
		of securities as follows:
					Unrealized Appreciation:		$ 108,625
					Unrealized Depreciation:		(28,887)
					Net Unrealized Appreciation:		$ 79,738

Long/(Short) Contracts							Unrealized Gain/(Loss)
		FUTURES CONTRACTS
		OPEN LONG FUTURES CONTRACTS
7		10 Year Mini JBG Note maturing September 2012
		(Underlying Face Amount at Value $1,260,700 Yen)					$ (1,667)
		NET UNREALIZED LOSS FROM OPEN LONG FUTURES CONTRACTS

		OPEN SHORT FUTURES CONTRACTS
(7)		Long Gilt Note maturing September 2012					19,984
		(Underlying Face Amount at Value $1,307,852 GBP)
(4)		US 5 Year Note maturing September 2012					(906)
		(Underlying Face Amount at Value $495,876)
(9)		Euro-Bund Future maturing September 2012					51,497
		(Underlying Face Amount at Value $1,608,8403 EUR)
(23)		US 10 Year Note maturing September 2012					1,547
		(Underlying Face Amount at Value $3,067,625)
(40)		US Long Bond Note maturing September 2012					33,125
		(Underlying Face Amount at Value $5,918,760)
		NET UNREALIZED GAIN FROM OPEN SHORT FUTURES CONTRACTS					105,247

		NET UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS					$ 103,580

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012

		WRITTEN PUT OPTIONS
(10)		US Long Bond Future
		Expiration August 2012, Exercise Price $147					$ (11,875)
		TOTAL WRITTEN PUT OPTIONS (Proceeds - $11,880)

		OPEN SWAP CONTRACTS
		Reference Entity	Notional Amount	Interest Rate (Payable)/ Receivable	Termination Date	Counterparty	Unrealized Appreciation/ Depreciation
		General Mills, Inc.	$ 3,000,000	(0.0100)	6/20/2017	Citigroup	$ 5,900
		PAC Corp., 5yr	2,000,000	(0.0100)	9/20/2017	Citigroup	(5,166)
		The Procter & Gamble Company. 5yr	3,000,000	0.0100	6/20/2017	Citigroup	(3,323)
		CDX.HY.IG Series 18 Version 1, 5yr Index	495,000	(0.0500)	6/20/2017	Citigroup	2,097
		CSX Corporation, 5yr	1,000,000	(0.0100)	6/20/2017	Citigroup	5,902
		El Paso Corp., 5yr	2,000,000	0.0100	6/20/2017	Citigroup	(1,300)
		Enel-Spa, 5yr	1,000,000	(0.0100)	9/20/2017	Citigroup	16,033
		Honey Well International, Inc., 5yr	2,000,000	(0.0100)	9/20/2017	Citigroup	(6,171)
		International Pap, 5yr	2,000,000	0.0100	9/20/2017	Citigroup	2,491
		Norfolk Southern Corp., 5yr	1,000,000	(0.0100)	6/20/2017	Citigroup	2,549
		NRG Energy, Inc.	750,000	0.0500	12/20/2014	Citigroup	(2,331)
		United Technology, Corp. 5yr	2,000,000	0.0100	9/20/2017	Citigroup	9,015
							$ 25,696

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets*		Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes		$ -	$ 15,692,326	$ -	$ 15,692,326
Discount Notes		-	5,998,816	-	5,998,816
Preferred Stocks		323,948	-	-	323,948
Exchange Traded Funds		842,687	-	-	842,687
Money Market		1,361,720	-	-	1,361,720
	Total	$ 2,528,355	$ 21,691,142	$ -	$ 24,219,497
Derivatives
Forward Currency Exchange Contracts		$ -	$ 3,870	$ -	$ 3,870
Futures		106,153	-	-	106,153
Swaps		-	43,987	-	43,987
	Total	$ 106,153	$ 47,857	$ -	$ 110,023
Liabilities
Derivatives
Forward Currency Exchange Contracts		$ -	$ (3,182)	$ -	$ (3,182)
Futures		(2,573)	-	-	(2,573)
Written options		5	-	-	5
Swaps		-	(18,291)	-	(18,291)
	Total	$ (2,568)	$ (21,473)	$ -	$ (24,041)

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* See Portfolio of Investments for Industry Classification.
Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

As of June 30, 2012 the following Forward Foreign Currency Exchange contracts were open:

					Unrealized
	Settlement	Local	U.S. Dollar		Appreciation
Foreign Currency	Date	Currency	Market Value	Counterparty	(Depreciation)
To Buy:
MEXICAN PESO	7/2/2012	3,275,520	$ 243,867	Citigroup	$ 3,867

To Sell:
MEXICAN PESO	7/2/2012	3,261,600	$ 240,000	Citigroup	$ (2,830)
CANADIAN DOLLAR	7/27/2012	300,878	294,912	Citigroup	(182)
EURO	7/27/2012	181,106	229,599	Citigroup	(170)
JAPANESE YEN	7/27/2012	74,691	940	Citigroup	3
			$ 765,451		$ (3,179)

Total unrealized gain on forward foreign currency exchange contracts					$ 688

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of June 30, 2012 categorized by risk exposure.

Unrealized appreciation/(depreciation) on derivatives:
		Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at June 30, 2012
Futures		$ -	$ -	$ -	$ 103,580	$ 103,580
Swap		25,696	-	-	-	25,696
Forward Contracts		-	688	-	-	688
	Total	$ 25,696	$ 688	$ -	$ -	$ 129,964

The amounts of derivative instruments disclosed, on the Portfolio of Investments at June 30, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/29/2012